LONG-TERM INVESTMENTS - Schedule (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 31, 2016
Investment holdings
Long-term investments	$ 363,028	¥ 2,361,969	¥ 1,064,321
Cjia
Investment holdings
Equity-method investments ownership percentage	17.00%	17.00%	23.00%
Mobike | Maximum
Investment holdings
Cost-method investments ownership percentage	1.00%	1.00%
Distrii
Investment holdings
Equity-method investments ownership percentage	18.00%	18.00%		39.00%
Available-for-sale securities | Quanjude
Investment holdings
Long-term investments		¥ 127,444	¥ 159,305
Available-for-sale securities | Tang Palace
Investment holdings
Long-term investments			18,856
Available-for-sale securities | Banyan Tree
Investment holdings
Long-term investments			26,784
Available-for-sale securities | Hotel Group B
Investment holdings
Long-term investments		780,272
Available-for-sale securities | Cjia
Investment holdings
Long-term investments		246,070	¥ 42,140
Available-for-sale securities | CREATER
Investment holdings
Long-term investments		¥ 100,000
Cost-method investments | BJ UBOX
Investment holdings
Cost-method investments ownership percentage	2.00%	2.00%	3.00%
Long-term investments		¥ 33,822	¥ 48,220
Cost-method investments | BJ GOOAGOO
Investment holdings
Cost-method investments ownership percentage	19.00%	19.00%	19.00%
Long-term investments		¥ 60,000	¥ 60,000
Cost-method investments | Founder Service
Investment holdings
Cost-method investments ownership percentage	11.00%	11.00%	11.00%
Long-term investments		¥ 45,000	¥ 45,000
Cost-method investments | Qingpu
Investment holdings
Cost-method investments ownership percentage	5.00%	5.00%	10.00%
Long-term investments		¥ 17,143	¥ 17,143
Cost-method investments | Mobike
Investment holdings
Long-term investments		¥ 66,288
Cost-method investments | Mobike | Maximum
Investment holdings
Cost-method investments ownership percentage	1.00%	1.00%
Cost-method investments | Blossom Hill
Investment holdings
Cost-method investments ownership percentage	11.00%	11.00%
Long-term investments		¥ 60,194
Cost-method investments | OYO
Investment holdings
Cost-method investments ownership percentage	1.00%	1.00%
Long-term investments		¥ 66,467
Cost-method investments | Other investments
Investment holdings
Long-term investments		¥ 6,803	¥ 2,208
Equity-method investments | CREATER
Investment holdings
Equity-method investments ownership percentage	20.00%	20.00%	20.00%
Long-term investments		¥ 102,709	¥ 100,000
Equity-method investments | Sheen Star
Investment holdings
Equity-method investments ownership percentage	20.00%	20.00%	20.00%
Long-term investments		¥ 20,864	¥ 20,862
Equity-method investments | Distrii
Investment holdings
Equity-method investments ownership percentage	18.00%	18.00%	39.00%
Long-term investments		¥ 45,156	¥ 28,562
Equity-method investments | AAPC LUB
Investment holdings
Equity-method investments ownership percentage	28.00%	28.00%	28.00%
Long-term investments		¥ 477,560	¥ 446,100
Equity-method investments | China Young
Investment holdings
Equity-method investments ownership percentage	37.00%	37.00%	37.00%
Long-term investments		¥ 40,811	¥ 43,054
Equity-method investments | Hitone
Investment holdings
Equity-method investments ownership percentage	20.00%	20.00%
Long-term investments		¥ 30,300
Equity-method investments | Hanmo
Investment holdings
Equity-method investments ownership percentage	60.00%	60.00%
Long-term investments		¥ 26,000
Equity-method investments | Other investments
Investment holdings
Long-term investments		¥ 9,066	¥ 6,087